Prepayment and Other Current Assets - Schedule of prepaid expenses and other current assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Prepaid Expense and Other Assets, Current [Abstract]
Deferred expenses for learning services		¥ 48,185	¥ 20,267
Deferred charges		12,472	2,879
Prepayment for promotion fees		20,777	5,892
Prepayment for value-added taxes		18,034	4,894
Interest receivable		6,252	4,200
Prepaid insurance fee for directors and officers		5,568
Others		9,603	5,939
Total	$ 17,365	¥ 120,891	¥ 44,071